Convertible Notes and Warrant Modification (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Feb. 27, 2012	Aug. 31, 2011
Debt Instrument [Line Items]
Charge for modification of liability classified warrants		$ 9,633
Fair value of convertible notes	$ 14,282	$ 13,630
Modified F Warrants [Member]
Debt Instrument [Line Items]
Warrant issued to purchase stock		67,496
Non-Modified F Warrants [Member]
Debt Instrument [Line Items]
Warrant issued to purchase stock		28,657
Convertible Subordinated Note [Member]
Debt Instrument [Line Items]
Issue of convertible subordinate notes		$ 11,425
Conversion of debt into common stock, percentage of discount to the IPO price		20.00%
Conversion of debt into common stock price per share		$ 83.20
Percentage of capital stock and affiliates		5.00%
Conversion of Convertible Securities, shares	137,321